Market related exposure, Foreign Currency Exchange Rate Risk and Interest Rate Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency exchange rate risk [Abstract]
Foreign exchange gain (loss)	€ 4.9	€ (1.6)	€ (13.2)
Profit (loss) before income taxes	387.3	333.5	338.4
Additional gain (loss) in net fair value of cash flow hedges	(1.5)	3.0	€ 0.8
Fixed rate borrowings [Abstract]
Borrowings	989.1	646.7
Bond [Member]
Fixed rate borrowings [Abstract]
Borrowings	598.5	0.0
Commercial Paper [Member]
Fixed rate borrowings [Abstract]
Borrowings	80.0	393.0
Bank Borrowings and Other [Member]
Fixed rate borrowings [Abstract]
Borrowings	€ 4.8	€ 9.4
Foreign Currency Exchange Rate Risk [Member]
Foreign currency exchange rate risk [Abstract]
Percentage of increase or decrease in average exchange rates of all foreign currencies	10.00%	10.00%	10.00%
Foreign exchange gain (loss)	€ 221.1	€ 194.5	€ 293.1
Profit (loss) before income taxes	33.6	28.5	22.3
Additional gain (loss) in net fair value of cash flow hedges	(65.0)	0.2	0.1
Interest Rate Risk [member]
Fixed rate borrowings [Abstract]
Borrowings	683.3	406.1
Net cash position of Technip Energies Group	€ 2,955.3	€ 2,783.6	€ 2,976.8
Percentage of increase in interest rate would generate an additional profit in net cash position	1.00%	1.00%	1.00%
Profit (loss) before income taxes with a increase in interest rate	€ 29.6	€ 27.8	€ 29.8
Percentage of decrease crease in interest rate would generate an additional profit in net cash position	(1.00%)	(1.00%)	(1.00%)
Profit (loss) before income taxes with a decrease in interest rate	€ (29.6)	€ (27.8)	€ (29.8)
Interest Rate Risk [member] | Bond [Member]
Fixed rate borrowings [Abstract]
Borrowings	598.5	0.0
Interest Rate Risk [member] | Commercial Paper [Member]
Fixed rate borrowings [Abstract]
Borrowings	80.0	393.0
Interest Rate Risk [member] | Bank Borrowings and Other [Member]
Fixed rate borrowings [Abstract]
Borrowings	0.9	9.4
Interest Rate Risk [member] | Loans due to TechnipFMC [Member]
Fixed rate borrowings [Abstract]
Borrowings	€ 3.9	€ 3.7